INCOME TAXES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY
Current	$ 434	2,707	589	6,991
Deferred	282	1,755	1,273	6,739
Income tax expense	$ 716	4,462	1,862	13,730